DESCRIPTION OF BUSINESS (Details Narrative2) - USD ($)	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Mar. 15, 2015	Jun. 30, 2015	Aug. 13, 2015	Dec. 31, 2014	Dec. 31, 2013
Description of Business
State of incorporation		Nevada		Nevada
Company incorporation date		Jul. 26, 2005		Jul. 26, 2005
Share repurchase program, authorized repurchase amount		$ 600,000
Shares repurchased			159,800
Share repurchase price per share	$ 2.15		$ 2.03
Shares issued to shareholders				35,560
Common stock par value		$ 0.01		$ 0.01	$ 0.01
iSatori [Member]
Description of Business
Date of merger		May 18, 2015
Shares issued to shareholders		300,000
Option issued		600,000
Right of refusal shares		800,000
Maximum [Member]
Description of Business
Share repurchase program, authorized repurchase amount		$ 50,000